Selling Expenses (Details) - Selling Expenses - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Selling Expenses
Salaries, social security	€ 7,320	€ 8,915	€ 11,971
Professional services	291	1,690	1,983
Marketing	1,956	1,448	2,059
Travel	588	523	626
Depreciation/amortization	189	65	65
Other expenses by nature	415	288	485
Total	€ 10,759	€ 12,929	€ 17,189